USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                       SUPPLEMENT DATED SEPTEMBER 16, 2005

                     TO THE PROSPECTUS DATED APRIL 29, 2005

          THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE
            PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND
                          RETAINED FOR FUTURE REFERENCE.


1) EFFECTIVE SEPTEMBER 16, 2005, USALLIANZ ADVISERS, LLC HAS ENTERED INTO AN AGREEMENT WITH OPPENHEIMER CAPITAL, LLC ("OPCAP") PURSUANT TO WHICH OPCAP HAS BEEN RETAINED AS THE SUBADVISER OF THE USAZ PEA VALUE FUND AND THE USAZ PEA RENAISSANCE FUND, REPLACING PEA CAPITAL, LLC AS THE SUBADVISER. IN ADDITION, THE FOLLOWING NAME CHANGES ARE EFFECTIVE SEPTEMBER 16, 2005:

   ------------------------------------------- ---------------------------------
   CURRENT NAME                                PREVIOUS NAME
   ------------------------------------------- ---------------------------------
   ------------------------------------------- ---------------------------------
   USAZ OCC Renaissance Fund                   USAZ PEA Renaissance Fund
   USAZ OCC Value Fund                         USAZ PEA Value Fund
   ------------------------------------------- ---------------------------------

  The subadviser information for the PEA Funds, the USAZ PEA Renaissance Fund and the USAZ PEA Value Fund, on page 86 of the prospectus is replaced with the following:

         OCC FUNDS:             RENAISSANCE AND VALUE
         SUBADVISER:            Oppenheimer Capital LLC ("OpCap") is a limited
                                liability company and a registered investment adviser under the Advisers Act. Its principal place of business is 1345 Avenue of the Americas, 48th Floor, New York, NY 10105. As of
                                June 30, 2005, OpCap had aggregate assets under management of approximately $28.2 billion. OpCap is affiliated with the Manager.

The portfolio manager descriptions for the USAZ PEA Renaissance Fund and the USAZ PEA Value Fund on pages 91-92 of the prospectus are replaced with the following:

         USAZ OCC RENAISSANCE FUND: Colin Glinsman is the Lead Portfolio Manager for the Fund. He is assisted by Louis P. Goldstein. Mr. Glinsman is the Chief Investment Officer of OpCap. He serves as lead manager of OpCap's Large Cap Focus and Large Cap Value strategies, as well as portfolio manager of the OpCap Value Fund and co-manager of the OpCap Renaissance Fund. Mr. Glinsman also manages the Oppenheimer Quest Balanced Fund. He brings 25 years of experience to his position, including 16 years at OpCap as a Portfolio Manager/Analyst.

         Mr. Goldstein is Portfolio Manager/Analyst for OpCap's Mid Cap Value strategy and heads the Small/Mid Cap team. He is also portfolio manager of the Oppenheimer Quest Capital Value Fund, for which he has been named to Barron's list of "Top Gun" managers, which ranks managers on risk-adjusted performance. Mr. Goldstein brings 22 years of value-oriented equity investment experience to his current position, ranging from large to small capitalization companies in the U.S. as well as in Latin America. Prior to joining OpCap in 1991, he was an equity analyst for David J. Greene and Co. and Atalanta/Sosnoff Capital, and a merger-and-acquisitions investment banking associate at the Blackstone Group and Citibank.

         USAZ OCC VALUE FUND: Colin Glinsman is responsible for the day-to-day management of the Fund. He is the Chief Investment Officer of OpCap. Mr. Glinsman serves as lead manager of OpCap's Large Cap Focus and Large Cap Value strategies, as well as portfolio manager of the OpCap Value Fund and co-manager of the OpCap Renaissance Fund. Mr. Glinsman also manages the Oppenheimer Quest Balanced Fund. He brings 25 years of experience to his current position, including 16 years at OpCap as a Portfolio Manager/Analyst.

         In February 2005, Mr. Glinsman and Mr. Goldstein became employees of PEA Capital LLC, the former subadviser of the USAZ PEA Renaissance Fund and the USAZ PEA Value Fund, and began serving as portfolio managers of both of the funds. PEA Capital LLC is a registered investment adviser that is an affiliate of both OpCap and the Manager. Because Messrs. Glinsman and Goldstein are continuing in their roles with respect to both of the funds, the funds will have the same portfolio managers both before and after the change of subadviser.

2) EFFECTIVE SEPTEMBER 16, 2005 THE USAZ LEGG MASON GROWTH FUND AND THE USAZ LEGG MASON VALUE FUND ARE RECLASSIFIED AS NON-DIVERSIFIED INVESTMENT COMPANIES UNDER SECTION 5 OF THE INVESTMENT COMPANY ACT OF 1940.

The following paragraph is added as the second paragraph to the Principal Investment Risks section on pages 30 and 32 of the prospectus for the USAZ Legg Mason Growth and USAZ Legg Mason Value Funds:

         The fund is non-diversified. This means that the percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940, as amended. When the fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

An additional column is added to the Principal Risks Table on page 83 identifying NON-DIVERSIFICATION RISK as applicable to the USAZ Legg Mason Growth Fund and the USAZ Legg Mason Value Fund.

                                                              Page 2 of 2
                                                              USAZPRO-002-0405





                   USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                       SUPPLEMENT DATED SEPTEMBER 16, 2005


                   TO THE STATEMENT OF ADDITIONAL INFORMATION
               DATED APRIL 29, 2005 AS SUPPLEMENTED AUGUST 1, 2005

               THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI) AND SHOULD BE ATTACHED TO THE SAI AND RETAINED FOR FUTURE REFERENCE.


1) EFFECTIVE SEPTEMBER 16, 2005, USALLIANZ ADVISERS, LLC HAS ENTERED INTO AN AGREEMENT WITH OPPENHEIMER CAPITAL, LLC ("OPCAP") PURSUANT TO WHICH OPCAP HAS BEEN RETAINED AS THE SUBADVISER OF THE USAZ PEA VALUE FUND AND THE USAZ PEA RENAISSANCE FUND, REPLACING PEA CAPITAL, LLC AS THE SUBADVISER. IN ADDITION, THE FOLLOWING NAME CHANGES ARE EFFECTIVE SEPTEMBER 16, 2005:

------------------------------------------- ------------------------------------
CURRENT NAME                                PREVIOUS NAME
------------------------------------------- ------------------------------------
------------------------------------------- ------------------------------------
USAZ OCC Renaissance Fund                   USAZ PEA Renaissance Fund
USAZ OCC Value Fund                         USAZ PEA Value Fund
------------------------------------------- ------------------------------------

  The subadviser information for PEA Capital LLC on page 53 of the SAI is replaced with the following:

         OPPENHEIMER CAPITAL LLC
         Oppenheimer Capital LLC ("OpCap") is a limited liability company and a registered investment adviser under the Advisers Act. Its principal place of business is 1345 Avenue of the Americas, 48th Floor, New York, NY 10105. As of June 30, 2005, OpCap had aggregate assets under management of approximately $28.2 billion. OpCap is affiliated with the Manager.

2) EFFECTIVE SEPTEMBER 16, 2005 THE USAZ LEGG MASON GROWTH FUND AND THE USAZ LEGG MASON VALUE FUND ARE RECLASSIFIED AS NONDIVERSIFIED INVESTMENT COMPANIES UNDER SECTION 5 OF THE INVESTMENT COMPANY ACT OF 1940.

  The following paragraphs are added to page 30 of the SAI prior to the list of non-fundamental limitations:

         With respect to investment limitation No. 5 above, the USAZ Legg Mason Growth Fund and the USAZ Legg Mason Value Fund are not subject to the limitations mentioned since they are classified as nondiversified investment companies.

         As nondiversified investment companies, the USAZ Legg Mason Growth and USAZ Legg Mason Value Funds are nonetheless required, pursuant to the Internal Revenue Code of 1986, as amended (the "Code"), to meet certain diversification requirements in order to qualify as regulated investment companies for federal income tax purposes. To so qualify, the Funds must diversify their holdings so that, at the close of each quarter of their taxable year, (a) at least 50% of the value of their total assets is represented by cash, cash items, securities issued by the U.S. Government, its agencies and instrumentalities, the securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to an amount not more than 5% of the total assets of the respective Funds and not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of their total assets is invested in the securities of any issuer (other than securities issued by the U.S. Government, its agencies or instrumentalities or the securities of other regulated investment companies), or in two or more issuers that each respective Fund controls and that are engaged in the same or similar trades or businesses.

         The Code also imposes certain diversification requirements on the investment of segregated accounts underlying variable annuity and life insurance contracts. The USAZ Legg Mason Growth and USAZ Legg Mason Value Funds also will remain subject to these diversification requirements.

                                                               USAZSAI-003-0405